UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06-30-2004
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             7-28-2004
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 103
                                        -------------------

Form 13F Information Table Value Total: $105,234,141
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]


                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation         COMMON STOCK       91927806    3,599,342          81048     SOLE          SOLE       SOLE
Sabine Royalty Trust            COMMON STOCK      785688102    3,334,283          97665     SOLE          SOLE       SOLE
Cisco Systems                   COMMON STOCK      17275R102    2,981,342         125795     SOLE          SOLE       SOLE
General Electric                COMMON STOCK      369604103    2,839,676       87644.32     SOLE          SOLE       SOLE
Procter & Gamble                COMMON STOCK      742718109    2,811,173          51638     SOLE          SOLE       SOLE
Healthcare Realty Trust         COMMON STOCK      421946104    2,298,086          61315     SOLE          SOLE       SOLE
Citigroup Inc.                  COMMON STOCK      172967101    2,177,130          46820     SOLE          SOLE       SOLE
Ebay Inc                        COMMON STOCK                   2,109,333          22940     SOLE          SOLE       SOLE
Dell Computer Corp              COMMON STOCK      247025109    2,086,873          58260     SOLE          SOLE       SOLE
United Technologies             COMMON STOCK      913017109    2,007,986          21950     SOLE          SOLE       SOLE
Vodafone ADR                    COMMON STOCK      92857T107    1,974,414          89340     SOLE          SOLE       SOLE
Bristol-Myers Squibb            COMMON STOCK      110122108    1,954,886       79791.27     SOLE          SOLE       SOLE
Pfizer Incorporated             COMMON STOCK      717081103    1,947,350       56807.18     SOLE          SOLE       SOLE
Alcoa Inc.                      COMMON STOCK       13817101    1,885,022          57070     SOLE          SOLE       SOLE
Microsoft Corporation           COMMON STOCK      594918104    1,877,934          65754     SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts          COMMON STOCK                   1,850,408          58650     SOLE          SOLE       SOLE
Plum Creek Timber Co            COMMON STOCK      729251108    1,822,362          55935     SOLE          SOLE       SOLE
Time Warner Inc.                COMMON STOCK      887317105    1,810,142         102966     SOLE          SOLE       SOLE
Washington Mutual Inc           COMMON STOCK                   1,704,797          44120     SOLE          SOLE       SOLE
MBNA Corporation                COMMON STOCK      55262L100    1,659,509          64347     SOLE          SOLE       SOLE
Buckeye Partners LP             COMMON STOCK                   1,615,309          39835     SOLE          SOLE       SOLE
AmeriGas Partners LP            COMMON STOCK       30975106    1,609,231          61965     SOLE          SOLE       SOLE
Expeditors Int'l                COMMON STOCK                   1,565,556          31685     SOLE          SOLE       SOLE
Goldman Sachs Group Inc         COMMON STOCK                   1,564,939          16620     SOLE          SOLE       SOLE
American Intl Group Inc.        COMMON STOCK       26874107    1,529,669          21460     SOLE          SOLE       SOLE
Ingersoll Rand                  COMMON STOCK                   1,472,081          21550     SOLE          SOLE       SOLE
Pepsico Inc.                    COMMON STOCK      997134101    1,371,785          25460     SOLE          SOLE       SOLE
Cardinal Health                 COMMON STOCK      14149Y108    1,360,791          19426     SOLE          SOLE       SOLE
Applied Materials Inc           COMMON STOCK        3822105    1,298,746          66195     SOLE          SOLE       SOLE
Ishares Tr Nasdaq Bio Fd        COMMON STOCK                   1,293,447          17223     SOLE          SOLE       SOLE
Apache Corp                     COMMON STOCK                   1,276,886          29320     SOLE          SOLE       SOLE
Zimmer Holdings Inc             COMMON STOCK      98956P102    1,235,065          14003     SOLE          SOLE       SOLE
Public Storage Inc.             COMMON STOCK                   1,218,115          26475     SOLE          SOLE       SOLE
Home Depot                      COMMON STOCK      437076102    1,204,861          34229     SOLE          SOLE       SOLE
U S Bancorp Del                 COMMON STOCK                   1,204,620          43709     SOLE          SOLE       SOLE
Wells Fargo                     COMMON STOCK      949746101    1,160,338          20275     SOLE          SOLE       SOLE
Sherwin Williams                COMMON STOCK                   1,132,071          27246     SOLE          SOLE       SOLE
Walt Disney                     COMMON STOCK      254687106    1,125,052          44137     SOLE          SOLE       SOLE
Anadarko Petroleum              COMMON STOCK       32511107    1,112,228          18980     SOLE          SOLE       SOLE
Sector SPDR Tech Select         COMMON STOCK                   1,089,027          52610     SOLE          SOLE       SOLE
Block H & R Incorporated        COMMON STOCK                   1,054,205          22110     SOLE          SOLE       SOLE
WP Carey & Co LLC               COMMON STOCK                   1,047,809          35185     SOLE          SOLE       SOLE
Conagra                         COMMON STOCK                     974,095          35971     SOLE          SOLE       SOLE
Wal Mart Stores Inc.            COMMON STOCK                     960,390          18203     SOLE          SOLE       SOLE
3M Company                      COMMON STOCK      604059105      930,163          10334     SOLE          SOLE       SOLE
Medtronic Inc.                  COMMON STOCK      585055106      905,754          18591     SOLE          SOLE       SOLE
Clorox Co.                      COMMON STOCK                     898,986          16716     SOLE          SOLE       SOLE
Target Corp                     COMMON STOCK      872540109      878,577          20687     SOLE          SOLE       SOLE
FPL Group                       COMMON STOCK                     846,698          13240     SOLE          SOLE       SOLE
Sector Spdr Tr Con Stpls        COMMON STOCK                     844,401          36570     SOLE          SOLE       SOLE
Peabody Energy Corporation      COMMON STOCK                     840,410          15010     SOLE          SOLE       SOLE
Intel Corporation               COMMON STOCK      458140100      825,930          29925     SOLE          SOLE       SOLE
Sector Spdr Engy Select         COMMON STOCK                     794,555          25240     SOLE          SOLE       SOLE
Abbott Laboratories             COMMON STOCK        2824100      788,584          19347     SOLE          SOLE       SOLE
IBM                             COMMON STOCK      459200101      737,992           8372     SOLE          SOLE       SOLE
Xcel Energy Inc                 COMMON STOCK                     736,710          44088     SOLE          SOLE       SOLE
Sysco Corp.                     COMMON STOCK      871829107      735,443          20503     SOLE          SOLE       SOLE
Arthur J Gallagher & Co         COMMON STOCK                     719,534          23630     SOLE          SOLE       SOLE
BP PLC                          COMMON STOCK       55622104      711,035          13273     SOLE          SOLE       SOLE
Omnicom Group Inc               COMMON STOCK      681919106      687,108           9054     SOLE          SOLE       SOLE
Southern Company                COMMON STOCK      842587107      683,276          23440     SOLE          SOLE       SOLE
Johnson & Johnson               COMMON STOCK      478160104      677,442       12162.33     SOLE          SOLE       SOLE
Federal Natl Mtg Assoc          COMMON STOCK      313586109      651,517           9130     SOLE          SOLE       SOLE
McGraw Hill Cos Inc             COMMON STOCK                     645,868           8435     SOLE          SOLE       SOLE
Verizon Communications          COMMON STOCK      92343V104      622,251          17194     SOLE          SOLE       SOLE
Allstate Corp                   COMMON STOCK       20002101      615,903          13231     SOLE          SOLE       SOLE
Keycorp Inc New                 COMMON STOCK                     583,214          19512     SOLE          SOLE       SOLE
Quest Diagnostic Inc            COMMON STOCK                     570,015           6710     SOLE          SOLE       SOLE
Deere & Company                 COMMON STOCK      244199105      556,912           7940     SOLE          SOLE       SOLE
UnitedHealth Group              COMMON STOCK      910581107      551,224           8855     SOLE          SOLE       SOLE
Auto Data Processing            COMMON STOCK       53015103      544,440          13000     SOLE          SOLE       SOLE
Questar Corporation             COMMON STOCK                     538,642          13940     SOLE          SOLE       SOLE
Walgreen Company                COMMON STOCK      931422109      532,106          14695     SOLE          SOLE       SOLE
Mylan Labs Inc.                 COMMON STOCK      628530107      518,389       25599.44     SOLE          SOLE       SOLE
Merck & Co.                     COMMON STOCK       58933107      509,913          10735     SOLE          SOLE       SOLE
Emerson Electric Company        COMMON STOCK      291011104      494,737           7785     SOLE          SOLE       SOLE
General Dynamics Corp           COMMON STOCK                     479,619           4830     SOLE          SOLE       SOLE
Hewlett Packard Company         COMMON STOCK    4.28236E+11      442,573          20975     SOLE          SOLE       SOLE
Coca-Cola Co.                   COMMON STOCK      191216100      425,294           8425     SOLE          SOLE       SOLE
Nokia Corp                      COMMON STOCK      654902204      421,224          28970     SOLE          SOLE       SOLE
First Data Corporation          COMMON STOCK                     420,180           9438     SOLE          SOLE       SOLE
EOG Resources                   COMMON STOCK      293562104      369,008           6180     SOLE          SOLE       SOLE
MBIA Inc.                       COMMON STOCK                     351,574           6155     SOLE          SOLE       SOLE
American Express Company        COMMON STOCK       25816109      344,246           6700     SOLE          SOLE       SOLE
Lear Corp                       COMMON STOCK                     338,013           5730     SOLE          SOLE       SOLE
Clear Channel Comm Inc          COMMON STOCK      184502102      332,735           9005     SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.        COMMON STOCK       35229103      326,700           6050     SOLE          SOLE       SOLE
Forest Laboratories Inc.        COMMON STOCK      345838106      323,640           5715     SOLE          SOLE       SOLE
Stryker Corp                    COMMON STOCK                     319,825           5815     SOLE          SOLE       SOLE
Nabors Industries Ltd           COMMON STOCK                     314,505           6955     SOLE          SOLE       SOLE
Sara Lee Corp                   COMMON STOCK      803111103      308,066          13400     SOLE          SOLE       SOLE
San Juan Basin Royal Tr         COMMON STOCK      798241105      301,333          12370     SOLE          SOLE       SOLE
Biotech Holders TRUST           COMMON STOCK                     292,900           2000     SOLE          SOLE       SOLE
Fiserv Inc                      COMMON STOCK                     272,424           7005     SOLE          SOLE       SOLE
Polaris Industries              COMMON STOCK      731068102      267,360           5570     SOLE          SOLE       SOLE
Alliance Capital Mgmt LP        COMMON STOCK       18548107      258,360           7610     SOLE          SOLE       SOLE
Donaldson Company Inc           COMMON STOCK                     253,299           8645     SOLE          SOLE       SOLE
Amgen, Inc.                     COMMON STOCK       31162100      242,564           4445     SOLE          SOLE       SOLE
I Shares Tr DJ US Utils         COMMON STOCK                     235,120           4000     SOLE          SOLE       SOLE
Schlumberger Ltd.               COMMON STOCK    80685718001      207,487           3267     SOLE          SOLE       SOLE
Ben Ezra Weinstein New          COMMON STOCK                           5          50000     SOLE          SOLE       SOLE
Eclipse Corporation             COMMON STOCK                           0         200000     SOLE          SOLE       SOLE
Pacer Energy                    COMMON STOCK                           0          35000     SOLE          SOLE       SOLE